Note 5 - Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Tables)	9 Months Ended
Sep. 30, 2015
Revenue Recognition Accounts Receivable And Concentration Of Credit Risk [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30, 2015	December 31, 2014
Accounts receivable	$2,814	$2,434
Less:
Estimated allowance for uncollectible amounts	(1,728)	(847)
Accounts receivable, net	$1,086	$1,587

Schedule of Revenue Sources, Health Care Organization [Table Text Block]
	September 30, 2015	September 30, 2014
Gross revenue	$14,356	$2,867
Less:
Provision for contractual adjustments and estimated uncollectible amounts	(7,105)	(1,286)
Net revenue	$7,251	$1,581

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
		Period ended September 30, 2015					Period ended September 30, 2014
	As of September 30, 2015	Three months		Nine months ended		As of September 30, 2014	Three months		Nine months ended
	Accounts Receivable	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Accounts Receivable	Revenue	% of Total Revenue	Revenue	% of Total Revenue
HealthSmart Preferred Care II, L.P.	$897	$2,048	48%	$5,921	38%	$876	$1,938	34%	$5,483	34%